9. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of transactions and outstanding balances relating to key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Paul W. Kuhn (c) Chief Executive Officer, Director
Aggregate value of transaction - Short-term employee benefits	$ 150,000	$ 153.424	$ 150,000
Aggregate value of transaction - Post-employment benefits	0	0	0
Aggregate value of transaction - Other long-term benefits	0	0	0
Aggregate value of transaction - Termination benefits	0	0	0
Aggregate value of transaction - Other expenses	0	0	0
Aggregate value of transaction - Share-based payments	0	12,460	0
Aggregate value of transaction - Total	$ 150,000	165,884	$ 150,000
Winnie Wong, Chief Financial Officer
Aggregate value of transaction - Short-term employee benefits		0
Aggregate value of transaction - Post-employment benefits		0
Aggregate value of transaction - Other long-term benefits		0
Aggregate value of transaction - Termination benefits		0
Aggregate value of transaction - Other expenses		0
Aggregate value of transaction - Share-based payments		12,460
Aggregate value of transaction - Total		12,460
Mark T. Brown Director
Aggregate value of transaction - Short-term employee benefits		0
Aggregate value of transaction - Post-employment benefits		0
Aggregate value of transaction - Other long-term benefits		0
Aggregate value of transaction - Termination benefits		0
Aggregate value of transaction - Other expenses		0
Aggregate value of transaction - Share-based payments		12,460
Aggregate value of transaction - Total		12,460
Paul L. Nelles (b) Director
Aggregate value of transaction - Short-term employee benefits		0
Aggregate value of transaction - Post-employment benefits		0
Aggregate value of transaction - Other long-term benefits		0
Aggregate value of transaction - Termination benefits		0
Aggregate value of transaction - Other expenses		0
Aggregate value of transaction - Share-based payments		12,460
Aggregate value of transaction - Total		12,460
Paul Dircksen Director
Aggregate value of transaction - Short-term employee benefits		0
Aggregate value of transaction - Post-employment benefits		0
Aggregate value of transaction - Other long-term benefits		0
Aggregate value of transaction - Termination benefits		0
Aggregate value of transaction - Other expenses		0
Aggregate value of transaction - Share-based payments		12,460
Aggregate value of transaction - Total		12,460
Frank Hogel Director
Aggregate value of transaction - Short-term employee benefits		0
Aggregate value of transaction - Post-employment benefits		0
Aggregate value of transaction - Other long-term benefits		0
Aggregate value of transaction - Termination benefits		0
Aggregate value of transaction - Other expenses		0
Aggregate value of transaction - Share-based payments		12,460
Aggregate value of transaction - Total		$ 12,460